Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2017		SFr 42,189		SFr 41,902	SFr 102	SFr 35,668	SFr 24,973	SFr (103)	SFr (18,738)	SFr 287		SFr 43,550		SFr 42,670	SFr 4,400	SFr 45,718	SFr 8,484	SFr 0		SFr (15,932)	SFr 880
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(5)		(1)		(1)					(4)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(36)								(36)		(37)									(37)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		10								10		11									11
Net income/(loss)		1,346		1,341			1,341			5		1,258		1,249			1,249				9
Total other comprehensive income/(loss), net of tax		1,251		1,255					1,255	(4)		1,012		1,005						1,005	7
Sale of treasury shares		6,175		6,175		(13)		6,188
Repurchase of treasury shares		(6,899)		(6,899)				(6,899)
Share-based compensation, net of tax		231		231		(487)		718				(508)		(508)		(508)
Financial instruments indexed to own shares		171		171		171
Dividends on share-based compensation, net of tax												(21)		(21)		(21)
Dividends paid		(665)		(661)								(14)		(10)			(10)
Dividends paid out of reserves from capital contributions						(661)
Cash dividends paid to noncontrolling interest holders										(4)											(4)
Change in scope of consolidation, net		(119)								(119)		(119)									(119)
Balance at Jun. 30, 2018		43,609		43,470	102	34,678	26,290	(96)	(17,504)	139		45,082		44,339	4,400	45,188	9,700	0		(14,949)	743
Balance at Mar. 31, 2018		42,697		42,540	102	35,933	25,643	(287)	(18,851)	157
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(15)								(15)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1								1
Net income/(loss)		654		647			647			7
Total other comprehensive income/(loss), net of tax		1,352		1,347					1,347	5		1,226
Sale of treasury shares		2,742		2,742		(3)		2,745
Repurchase of treasury shares		(3,244)		(3,244)				(3,244)
Share-based compensation, net of tax		(72)		(72)		(762)		690
Financial instruments indexed to own shares		171		171		171
Dividends paid		(662)		(661)
Dividends paid out of reserves from capital contributions						(661)
Cash dividends paid to noncontrolling interest holders										(1)
Change in scope of consolidation, net		(15)								(15)
Balance at Jun. 30, 2018		43,609		43,470	102	34,678	26,290	(96)	(17,504)	139		45,082		44,339	4,400	45,188	9,700	0		(14,949)	743
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		(45)		(45)			(24)		(21)			(45)		(45)			(23)			(22)
Balance at Dec. 31, 2018		44,019		43,922	102	34,889	26,973	(61)	(17,981)	97		45,994		45,296	4,400	45,557	10,179	0	[1]	(14,840)	698
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(3)								(3)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		11								11
Net income/(loss)		749		749			749
Total other comprehensive income/(loss), net of tax		(826)		(828)					(828)	2
Sale of treasury shares		2,834		2,834		7		2,827
Repurchase of treasury shares		(3,367)		(3,367)				(3,367)
Share-based compensation, net of tax		274		274		253		21
Financial instruments indexed to own shares		63		63		63
Dividends paid		(1)
Cash dividends paid to noncontrolling interest holders										(1)
Balance at Mar. 31, 2019		43,931		43,825	102	35,212	27,964	(580)	(18,873)	106
Balance at Dec. 31, 2018		44,019		43,922	102	34,889	26,973	(61)	(17,981)	97		45,994		45,296	4,400	45,557	10,179	0	[1]	(14,840)	698
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(18)	[2],[3]							(18)	[2],[3]	(18)	[4],[5]								(18)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		18	[3]							18	[3]	12	[5]								12	[5]
Net income/(loss)		1,686		1,686			1,686					1,560		1,553			1,553				7
Total other comprehensive income/(loss), net of tax		(902)		(901)					(901)	(1)		(1,501)		(1,494)						(1,494)	(7)
Sale of treasury shares		4,720		4,720		3		4,717
Repurchase of treasury shares		(5,718)		(5,718)				(5,718)
Share-based compensation, net of tax		360		360		(99)		459				(167)		(167)		(167)
Financial instruments indexed to own shares	[6]	121		121		121
Dividends on share-based compensation, net of tax												(32)		(32)		(32)
Dividends paid		(696)		(695)								(11)		(10)			(10)
Dividends paid out of reserves from capital contributions	[7]					(695)
Cash dividends paid to noncontrolling interest holders										(1)											(1)
Change in scope of consolidation, net		160								160		160									160
Other												(1)		(2)		(2)					1
Balance at Jun. 30, 2019		43,928		43,673	102	34,219	28,901	(603)	(18,946)	255		46,174		45,322	4,400	45,356	11,964	0	[1]	(16,398)	852
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		178		178			242		(64)
Balance at Mar. 31, 2019		43,931		43,825	102	35,212	27,964	(580)	(18,873)	106
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[8],[9]	(15)								(15)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[9]	7								7
Net income/(loss)		937		937			937
Total other comprehensive income/(loss), net of tax		(76)		(73)					(73)	(3)		(733)
Sale of treasury shares		1,886		1,886		(4)		1,890
Repurchase of treasury shares		(2,351)		(2,351)				(2,351)
Share-based compensation, net of tax		86		86		(352)		438
Financial instruments indexed to own shares	[10]	58		58		58
Dividends paid		(695)		(695)
Dividends paid out of reserves from capital contributions	[11]					(695)
Change in scope of consolidation, net		160								160
Balance at Jun. 30, 2019		43,928		43,673	SFr 102	SFr 34,219	28,901	SFr (603)	(18,946)	SFr 255		46,174		45,322	SFr 4,400	SFr 45,356	11,964	SFr 0	[1]	(16,398)	SFr 852
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr 178		SFr 178			SFr 242		SFr (64)			SFr 178		SFr 178			SFr 242			SFr (64)

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of capital contribution reserves.
[8]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[9]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[10]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[11]	Paid out of reserves from capital contributions.